Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net loss	$ (15,167)	$ (18,252)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	1,482	210
Change in fair value of warrant liability	(5,244)	3,422
Depreciation, amortization and impairment of intangibles	896	1,127
Stock compensation	623	443
Warrants and common stock issued for professional and other services	547	315
Amortization of deferred commissions	69	116
Debt/warrant inducement and share price adjustment	8,774	4,314
Net loss after adjustments for net cash operating activities	(8,020)	(8,305)
Changes in operating assets and liabilities:
Accounts receivable	(2,448)	(389)
Deferred commissions	(15)	(35)
Prepaid expenses and deferred costs	(28)	370
Accounts payable	1,294	444
Accrued expenses	74	20
Accrued interest	43	289
Deferred revenue	(346)	190
Net cash used in operating activities	(9,446)	(7,416)
INVESTING ACTIVITIES
Purchase of fixed assets	(44)	(135)
Net cash used in investing activities	(44)	(135)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	12,471	1,150
Repayment of notes	(5,314)	(198)
Issuance of shares of common stock, net of costs	1,419	256
Warrants exercised	1,605	1,252
Issuance of shares of convertible preferred stock, net of costs		5,220
Payment of debt issuance costs	(300)
Repayment of capital lease	(402)	(204)
Proceeds from bank borrowing	69	113
Repayment of bank borrowing	(96)	(105)
Net cash provided by financing activities	9,452	7,484
NET DECREASE IN CASH AND CASH EQUIVALENTS	(38)	(67)
CASH AND CASH EQUIVALENTS
Beginning of period	45	112
End of period	7	45
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	875	219
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Conversion of debt and interest to equity		752
Debt issuance costs in exchange for warrants		127
Notes issued for capital lease obligation assumed by a director	466
Prepaid additions financed through capital lease	53	253
Fixed asset additions financed through capital lease	327	636
Common stock issued for preferred stock dividends	4	86
Conversion of warrant liability to additional paid-in-capital	$ 1,738	$ 932